Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Taxes
Schedule of significant components of the provision for income taxes

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2023	June 30, 2022	June 30, 2021
Cayman	$(6,034,362)	$(4,936,199)	$(3,640,018)
United States	(22,024,619)	(379,349)	—
Canada	(1,998)	(2,270)	—
Singapore	(155,373)	(24,858)	—
	$(28,216,352)	$(5,342,676)	$(3,640,018)

Schedule of reconciliation of statutory tax rates to effective tax rate

	June 30,	June 30,	June 30,
	2023	2022	2021
Federal statutory tax rate	21.0%	21.0%	21.0%
State statutory tax rate	5.75%	5.75%	—%
Change in valuation allowance	(26.75)%	(26.75)%	(21.0)%
Effective tax rate	—%	—%	—%

Schedule of significant components of deferred tax assets

	June 30,	June 30,
	2023	2022
Deferred tax assets
Net operating loss carryforward in the U.S.	4,704,833	69,066
Net operating loss carryforward in Canada	640	341
Net operating loss carryforward in Singapore	30,639	4,226
Valuation allowance	(4,736,112)	(73,633)
Total net deferred tax assets	$—	$—